Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	000-52403
Entity Registrant Name	CNBX PHARMACEUTICALS INC.
Entity Central Index Key	0001343009
Entity Tax Identification Number	20-3373669
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	#3 Bethesda Metro Center
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	877
Local Phone Number	424-2429
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CNBX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false